Maintenance rights intangible and lease premium, net (Lease premiums and related accumulated amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 400,000	$ 400,000
Accumulated amortization	(113,188)	(82,012)
Finite-lived intangible assets	286,812	317,988
Lease Premiums [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	77,977	94,959
Accumulated amortization	(40,718)	(44,068)
Finite-lived intangible assets	$ 37,259	$ 50,891